Pruco Life Insurance Company
A Prudential Financial Company
751 Broad Street
Newark, New Jersey 07102
Telephone: 1-888-PRU-2888

Writer's Direct Dial (203) 402-1233

November 19, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Certification Filing Pursuant to Rule 497(j)
       Registration No. 333-144639
       Investment Company Act No. 811-07325

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
In connection with the above-referenced Registration Statement, the form of Prospectus Supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment, and

2. The text of the most recent post-effective amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (203)-402-1233.

Very truly yours,

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague

Pruco Life Insurance Company
A Prudential Financial Company
751 Broad Street
Newark, New Jersey 07102
 Telephone: 1-888-PRU-2888

Writer's Direct Dial (203) 402-1233

November 18, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Certification Filing Pursuant to Rule 497(j)
Registration No. 333-130989
Investment Company Act No. 811-07325

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
In connection with the above-referenced Registration Statements, the form of Registration Supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (203)-402-1233.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague

Pruco Life Insurance Company of New Jersey
A Prudential Financial Company
751 Broad Street
Newark, New Jersey 07102
Telephone: 1-888-PRU-2888

Writer's Direct Dial (203) 402-1233

November 18, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Certification Filing Pursuant to Rule 497(j)
Registration No. 333-144657
 Investment Company Act No. 811-07975

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
In connection with the above-referenced Registration Statements, the form of Registration Supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (203)-402-1233.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague

Pruco Life Insurance Company of New Jersey
 A Prudential Financial Company
751 Broad Street
Newark, New Jersey 07102
Telephone: 1-888-PRU-2888

Writer's Direct Dial (203) 402-1233

November 18, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Certification Filing Pursuant to Rule 497(j)
Registration No. 333-131035
Investment Company Act No. 811-07975

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
In connection with the above-referenced Registration Statements, the form of Registration Supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.	The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (203)-402-1233.

Sincerely,

/s/C. Christopher Sprague
C. Christopher Sprague